INCOME TAX (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of significant components of the Company's deferred tax assets

The components of deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2022	2021
Deferred tax assets:
Accrued compensation	$296	$289
Accrued other expense	123	114
Stock compensation	5,303	3,913
Start-up costs and other intangibles	13,727	14,104
Lease liability	157	219
Net operating losses	20,131	13,536
Capitalized Research and Development Expenses	6,387	—
Other	32	22
	46,156	32,197
Less: valuation allowance	(45,928)	(31,939)
Total deferred tax assets	228	258
Deferred tax liabilities:
Depreciation	(89)	(40)
ROU Asset	(139)	(218)
Total deferred tax liabilities	(228)	(258)
Net deferred income taxes	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,
	2022	2021
Income tax at statutory rate	21.0%	21.0%
Convertible notes	(1.8)%	0.3%
Stock compensation	(0.5)%	(0.4)%
Change in valuation allowance	(18.7)%	(20.9)%
Effective tax rate	0.0%	0.0%

PRIVETERRA ACQUISITION CORP.
Schedule of significant components of the Company's deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$25,360
Startup Costs	1,231,442	364,454
Unrealized gain/loss - Trust	(588,900)	—
Total deferred tax assets	642,542	389,814
Valuation allowance	(1,231,441)	(389,814)
Deferred tax assets, net of allowance	$(588,899)	$—

Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$230,537	$—
Deferred	(119,370)	(389,814)
State
Current	$63,893	$
Deferred	(133,358)	—
Change in valuation allowance	841,627	389,814
Provision for income taxes	$883,329	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	December 31,
	2022	2021

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	5.5%	0.0%
State tax credit	(0.2)%	0.0%
Deferred tax liability change in rate	(1.4)%	0.0%
Business combination expense	0.7%	0.0%
Penalties and interest	0.1%	0.0%
Offering costs	0.0%	1.7%
Change in fair value of warrant liability	(24.5)%	(27.4)%
Reduction in deferred underwriting fee	(0.6)%	0.0%
Valuation allowance	11.6%	4.7%
Income tax provision	12.2%	0.0%